Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Associates
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 6,938,272	₩ 6,959,834
Liabilities	3,777,413	4,060,572
Operating revenue	263,615	387,704
Net profit (loss)	28,857	63,065
Other comprehensive income	(14,753)	(79,898)
Total Comprehensive Income	14,103	(16,833)
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,995,746	4,133,674
Liabilities	3,662,567	3,781,688
Operating revenue	53,756	78,010
Net profit (loss)	5,191	24,230
Other comprehensive income	(10,268)	(73,495)
Total Comprehensive Income	(5,077)	(49,265)
Daewontos Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	400	400
Liabilities	2,492	2,492
Songrim Partners
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,288
Liabilities	2,311
Operating revenue	1,898
Net profit (loss)	(164)
Total Comprehensive Income	(164)
Neoplux Technology Valuation Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,018	40,692
Liabilities	804	283
Operating revenue	390	5,895
Net profit (loss)	(724)	4,691
Other comprehensive income	(1,969)	1,471
Total Comprehensive Income	(2,693)	6,162
JAEYOUNG SOLUTEC CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		157,009
Liabilities		137,916
Operating revenue		142,228
Net profit (loss)		(22,756)
Other comprehensive income		2,764
Total Comprehensive Income		(19,992)
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	67,403	53,944
Liabilities	954	383
Operating revenue	4,424	137
Net profit (loss)	3,025	(1,540)
Total Comprehensive Income	3,025	(1,540)
JAEYANG INDUSTRY
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,146	2,146
Liabilities	4,717	4,717
Chungyoung INC
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,292
Liabilities		8,392
Operating revenue		5,568
Net profit (loss)		(693)
Total Comprehensive Income		(693)
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,508
Liabilities	123
Operating revenue	69
Net profit (loss)	(793)
Total Comprehensive Income	(793)
DAEKWANG SEMICONDUCTOR CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,459	29,069
Liabilities	9,537	10,806
Operating revenue	15,794	13,929
Net profit (loss)	(2,341)	(4,549)
Total Comprehensive Income	(2,341)	(4,549)
Dream High Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		4,076
Liabilities		34
Operating revenue		27
Net profit (loss)		(200)
Other comprehensive income		(1,522)
Total Comprehensive Income		(1,722)
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,347
Liabilities	315
Operating revenue	19
Net profit (loss)	(968)
Total Comprehensive Income	(968)
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,009
Liabilities	182
Operating revenue	299
Net profit (loss)	(435)
Other comprehensive income	917
Total Comprehensive Income	482
Asia Pacific No.39 Ship Investment Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,389
Liabilities		27
Operating revenue		666
Net profit (loss)		616
Other comprehensive income		32
Total Comprehensive Income		648
KCLAVIS Meister Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,866	11,694
Liabilities	47	42
Operating revenue	398	425
Net profit (loss)	167	194
Total Comprehensive Income	167	194
SG No.9 Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,566	15,035
Liabilities	181	76
Operating revenue		(157)
Net profit (loss)	2,136	652
Total Comprehensive Income	2,136	652
Plutus-SG Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,012	16,009
Liabilities	69	69
Operating revenue	778	317
Net profit (loss)	499	316
Total Comprehensive Income	499	316
SG ARGES Private Equity Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,085	26,758
Liabilities	46	69
Operating revenue		(351)
Net profit (loss)	888	832
Total Comprehensive Income	888	832
OST Progress- 2 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,829
Liabilities		107
Operating revenue		(234)
Net profit (loss)		(234)
Total Comprehensive Income		(234)
Eum Private Equity Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,552	23,725
Liabilities	5	5
Operating revenue	1,667	1,614
Net profit (loss)	1,311	1,649
Total Comprehensive Income	1,311	1,649
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		48,006
Liabilities		28,624
Operating revenue		2,265
Net profit (loss)		2,100
Total Comprehensive Income		2,100
KTB Confidence Private Placement
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,559	42,230
Liabilities	21,054	21,090
Operating revenue	506	1,604
Net profit (loss)	256	1,242
Other comprehensive income	(3,629)	3,629
Total Comprehensive Income	(3,373)	4,871
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,739	28,286
Liabilities	1	1
Operating revenue	1,451	1,914
Net profit (loss)	62	1,913
Other comprehensive income		(856)
Total Comprehensive Income	62	1,057
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,809	41,599
Liabilities	2	1
Operating revenue	3,027	3,117
Net profit (loss)	1,044	3,116
Other comprehensive income		(1,257)
Total Comprehensive Income	1,044	1,859
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		26,316
Liabilities		14
Operating revenue		648
Net profit (loss)		634
Total Comprehensive Income		634
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,174
Liabilities	15
Operating revenue	3,046
Net profit (loss)	1,165
Total Comprehensive Income	1,165
Platform Partners brick save Private Investment trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,286	8,441
Liabilities	64	271
Operating revenue	809	207
Net profit (loss)	763	194
Total Comprehensive Income	763	194
Synergy-Shinhan Mezzanine New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,312	10,500
Liabilities		3
Operating revenue	553
Net profit (loss)	331	(3)
Total Comprehensive Income	331	(3)
The Asia Pacific Capital Fund II L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,674	29,103
Liabilities	86	88
Operating revenue	1
Net profit (loss)	(25,828)	(3,582)
Other comprehensive income		(10,269)
Total Comprehensive Income	(25,828)	(13,851)
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	87,897	100,805
Liabilities	307	353
Operating revenue	31,059	7,273
Net profit (loss)	26,381	(8,428)
Other comprehensive income		3,156
Total Comprehensive Income	26,381	(5,272)
Credian Healthcare Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,408	11,236
Liabilities	47	47
Operating revenue	2,364	211
Net profit (loss)	2,171	19
Other comprehensive income		(823)
Total Comprehensive Income	2,171	(804)
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,678	57,405
Liabilities	36,839	36,589
Operating revenue	3,383	2,742
Net profit (loss)	422	(262)
Total Comprehensive Income	422	(262)
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		97,203
Liabilities		1,066
Operating revenue		5,851
Net profit (loss)		3,012
Other comprehensive income		(2,713)
Total Comprehensive Income		299
AIP EUROGREEN Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	96,624
Liabilities	86
Operating revenue	18,700
Net profit (loss)	6,287
Total Comprehensive Income	6,287
Brain Professional Private Trust No.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,113	21,369
Liabilities	46	105
Operating revenue	4,306	2,942
Net profit (loss)	2,435	1,925
Total Comprehensive Income	2,435	1,925
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,575	56,898
Liabilities	77	78
Operating revenue	10,098	11,562
Net profit (loss)	6,139	3,549
Other comprehensive income		(37)
Total Comprehensive Income	6,139	3,512
Brain KS Qualified Privately Placed Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,089	9,639
Liabilities		28
Operating revenue	812	3
Net profit (loss)	477	(110)
Other comprehensive income		(72)
Total Comprehensive Income	477	(182)
M360 CRE Income Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		265,945
Operating revenue		7
Net profit (loss)		14,179
Total Comprehensive Income		14,179
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	74,409	77,166
Operating revenue	4	3
Net profit (loss)	(2,757)	(757)
Total Comprehensive Income	(2,757)	(757)
JB Power TL Investment Type Private Placement Special Asset Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,627	56,125
Liabilities	174	53
Operating revenue	9,878	7,115
Net profit (loss)	2,607	1,267
Total Comprehensive Income	2,607	1,267
IBK AONE convertible 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,807	10,840
Liabilities	307
Operating revenue	2,042	279
Net profit (loss)	1,660	258
Total Comprehensive Income	1,660	258
Rico synergy collabo Multi-Mezzanine 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,736	10,054
Liabilities	161	3
Operating revenue	686	371
Net profit (loss)	529	50
Total Comprehensive Income	529	50
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	91,694	90,978
Liabilities	67	67
Operating revenue	9,601	11,092
Net profit (loss)	4,877	1,945
Total Comprehensive Income	4,877	1,945
GB Professional Private Investment Trust 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,088	9,101
Liabilities	1	1
Operating revenue	1	1
Net profit (loss)	(13)
Total Comprehensive Income	(13)
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,491	44,886
Liabilities	2,202	2,074
Operating revenue	6,470	2,503
Net profit (loss)	878	(1,337)
Total Comprehensive Income	878	(1,337)
SHBNPP Private Korea Equity Long-Short Professional Feeder
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	77,465	54,029
Liabilities	10,728	4,733
Operating revenue	18,729	28,956
Net profit (loss)	728	9,356
Total Comprehensive Income	728	9,356
Shinhan-Stonebridge Petro PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,025,884	1,056,401
Liabilities	807	2,740
Operating revenue	36,968	39,170
Net profit (loss)	33,616	39,170
Total Comprehensive Income	33,616	39,170
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	51,211	59,699
Liabilities	16,986	15,405
Operating revenue	10,972	10,093
Net profit (loss)	(10,264)	(9,294)
Other comprehensive income	196	94
Total Comprehensive Income	(10,069)	(9,200)
Axis Global Growth New Technology Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,308	15,553
Operating revenue	1	(147)
Net profit (loss)	(245)	(147)
Total Comprehensive Income	(245)	(147)
Polaris No7 Start up and Venture Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,193	15,280
Liabilities	10	22
Operating revenue		(142)
Net profit (loss)	(75)	(142)
Total Comprehensive Income	(75)	(142)
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,233	60,000
Liabilities	8	10
Operating revenue	6	(10)
Net profit (loss)	(18,025)	(10)
Total Comprehensive Income	(18,025)	₩ (10)
Shinhan AIM FoF Fund 1a
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,478
Liabilities	11
Operating revenue	3,004
Net profit (loss)	342
Total Comprehensive Income	342
Daishin Heim Qualified Investor Private Investment Trust No.1808
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,770
Liabilities	405
Operating revenue	806
Net profit (loss)	741
Total Comprehensive Income	741
Heungkuk High Class Professional Trust Private Fund 37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,523
Liabilities	1,646
Operating revenue	1,045
Net profit (loss)	1,005
Total Comprehensive Income	1,005
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,453
Liabilities	27
Operating revenue	3,457
Net profit (loss)	214
Total Comprehensive Income	214
GX SHINHAN INTERVEST 1st Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	125,954
Operating revenue	6
Net profit (loss)	(12,146)
Total Comprehensive Income	(12,146)
Soo Commerce Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,905
Liabilities	3
Net profit (loss)	(497)
Total Comprehensive Income	(497)
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,776
Operating revenue	326
Net profit (loss)	(224)
Total Comprehensive Income	(224)
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	201,103
Liabilities	434
Net profit (loss)	(1,360)
Total Comprehensive Income	(1,360)
GMB ICT New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,657
Operating revenue	3
Net profit (loss)	(242)
Total Comprehensive Income	(242)
Soo Delivery Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,946
Liabilities	2
Net profit (loss)	(56)
Total Comprehensive Income	(56)
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,393
Liabilities	223
Operating revenue	1
Net profit (loss)	(1,922)
Total Comprehensive Income	(1,922)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,826
Liabilities	237
Operating revenue	2
Net profit (loss)	(411)
Total Comprehensive Income	₩ (411)